Summary of significant accounting policies (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Going concern
Cash and cash equivalents	$ 19,843,052	$ 10,546,749	$ 0
Aggregate gross interest-bearing indebtedness		3,562,500
Other non-interest-bearing accounts payable, accrued liabilities and income taxes payable		$ 5,163,557